Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events

37 Subsequent events

(a)	On January 5, 2022, Braskem S.A. issued Certificates of Agribusiness Receivables (“CRA”) in the amount of R$721 million, with interest rates of IPCA plus 5.5386% p.a. and of IPCA plus 5.5684% p.a. for the series due in 7 and 10 years, respectively.
(b)	On February 25, 2022, the Municipality of Maceió signed the partial Term of Adhesion to the Agreement for Socio-Environmental Reparation executed on December 30, 2020, which addresses the allocation of resources provided for in mentioned Agreement to urban mobility actions. The Term of Adhesion enables the implementation of adequate and sufficient urban mobility projects to mitigate the impacts of the evacuation of affected areas. The actions established in this term were already measured and recorded, not resulting in changes in the provision.

(c)	Global markets are currently operating in a period of global economic and financial uncertainty, volatility and disruption following Russia’s invasion. Although the length and impact of the ongoing military conflict is highly unpredictable, it and any other geopolitical tensions could impact the economy and business activity globally.

The Company has formed a committee to closely monitor the consequences of such conflict to take measures to minimize the potential impacts on the Company, its team members and the communities where it operates. As of the date of these financial statements, no material impacts were identified on the Company’s business stemming from the sanctions and the adverse scenario caused by the military conflict.

Due to the uncertainties arising from the potential impact on the global economy and, consequently, on the demand and costs of products, the global supply chain and industrial operations, we are unable to accurately predict the adverse impacts on the equity and financial position of the Company.

Further sanctions, embargoes, regional instability, geopolitical shifts, adverse effects on macroeconomic conditions, currency exchange rates and financial markets may increase our costs, disrupt our supplies, reduce our sales, or otherwise affect our operations.

(d)	On April 19, 2022, the Annual and Extraordinary General Shareholders Meeting approved the dividends for the year 2021, corresponding to R$1,696348838321 (one real sixty-nine cents and fraction) per common and preferred share class “A” in circulation. The dividends will be paid as of May 2, 2022.